Label	Element	Value
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Prospectuses dated February 28, 2014, as amended April 1, 2014

Neuberger Berman Absolute Return Multi-Manager Fund

Class A, Class C, Institutional Class and Class R6

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Fund’s Board of Trustees (the “Board”) as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadvisers

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 10, 2014, NB Management has engaged Cloud Gate Capital LLC (“Cloud Gate”) and Blue Jay Capital Management, LLC (“Blue Jay”) as new subadvisers for the Fund.  Cloud Gate will employ an equity long/short strategy with opportunistic investments in debt securities.  Blue Jay will employ an equity long/short strategy focused primarily on the health care sector.

As a result of these changes, the Class A, Class C, Institutional Class and Class R6 Prospectuses of the Fund dated February 28, 2014, as amended April 1, 2014, are each revised as follows:

The following is added to the end of the paragraph entitled “Equity Long/Short” in the “Principal Investment Strategies” section on page 3 of the Class A, Class C, Institutional Class and Class R6 Prospectuses:

In addition, it is currently expected that a subadviser will focus its long/short equity strategy on securities of companies in the health care sector.  Other subadvisers may invest across any sectors they find attractive.  The subadvisers also may invest in a broad range of investments, including, but not limited to, debt securities, such as U.S. and non-U.S. corporate debt securities, mortgage-backed securities, loans and loan participations.

The following is added to the end of the paragraph titled “Sector Risk” on page 6 of the “Principal Investment Risks” section of the Class A, Class C,  Institutional Class and Class R6 Prospectuses:

Because one subadviser invests primarily in securities of companies in the health care sector, the Fund’s performance may be adversely affected by a downturn in that sector. Health care companies can be adversely affected by, among other things, legislative or regulatory changes, competitive challenges, product liability litigation, government approval or non-approval of products and services, and product obsolescence. They are also sensitive to political trends, actual and perceived, that may presage legislative or regulatory changes. Biotechnology and related companies can be adversely affected by, among other things, patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies have thinly traded securities and the stock prices of these companies may be very volatile.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Alternative and Multi-Asset Class Funds